Summary of Significant Accounting Policies (Product Warranty Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Movement in Standard Product Warranty Accrual
Balance at beginning of period	$ 35	$ 37
Warranty (benefit) expense recognized	(4)	3
Warranty credits issued	(7)	(5)
Balance at end of period	31	35
Thoratec [Member]
Movement in Standard Product Warranty Accrual
Assumed from Thoratec Corporation (Thoratec)	$ 7	$ 0